Note 6 - Other Assets (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Accounts receivable	$7,548	$7,371	$8,202
Prepaid expenses and other	22,117	17,880	16,822
Right-of-use assets	3,371	2,424	2,791
Deferred income tax asset	4,118	4,039	1,526
Derivative instruments (note 12)	5,154	-	198
Investment (note 6a)	-	953	953

	$42,308	$32,667	$30,492